UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock U.S. Global Leaders Growth Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Common stocks 98.99%		$643,741,042
(Cost $574,748,608)

Application Software 4.34%		28,250,775
SAP AG, ADR	597,900	28,250,775

Asset Management & Custody Banks 4.27%		27,737,935
State Street Corp.	551,450	27,737,935

Biotechnology 3.09%		20,117,753
Genzyme Corp. (I)	387,700	20,117,753

Communications Equipment 5.02%		32,643,236
Juniper Networks, Inc. (I)	256,800	6,710,184
QUALCOMM, Inc.	561,200	25,933,052

Computer Hardware 3.23%		21,011,954
Apple, Inc. (I)	128,600	21,011,954

Consumer Finance 2.01%		13,037,466
American Express Co.	460,200	13,037,466

Data Processing & Outsourced Services 8.75%		56,927,756
Automatic Data Processing, Inc.	708,650	26,397,212
Visa, Inc. (Class A) (L)	466,400	30,530,544

Fertilizers & Agricultural Chemicals 2.64%		17,178,000
Monsanto Co.	204,500	17,178,000

Food Distributors 2.99%		19,461,816
SYSCO Corp.	819,100	19,461,816

Health Care Distributors 2.14%		13,908,566
Henry Schein, Inc. (I)	270,700	13,908,566

Health Care Equipment 5.93%		38,558,855
Medtronic, Inc.	366,726	12,989,435
Zimmer Holdings, Inc. (I)	548,700	25,569,420

Health Care Technology 1.05%		6,833,400
Cerner Corp. (I)	105,000	6,833,400

Home Improvement Retail 3.17%		20,586,847
Lowe's Cos., Inc.	916,600	20,586,847

Household Products 2.84%		18,484,941
Procter & Gamble Co.	333,002	18,484,941

Internet Retail 3.78%		24,553,088
Amazon.com, Inc. (I)	286,300	24,553,088

Internet Software & Services 4.11%		26,711,484
Google, Inc. (Class A) (I)	60,290	26,711,484

Oil & Gas Equipment & Services 6.94%		45,146,551
National-Oilwell Varco, Inc. (I)	749,150	26,924,451
Schlumberger, Ltd.	340,600	18,222,100

John Hancock U.S. Global Leaders Growth Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Shares	Value
Pharmaceuticals 5.19%				33,721,548
Teva Pharmaceutical Industries, Ltd., ADR			632,200	33,721,548

Restaurants 3.73%				24,233,778
Starbucks Corp. (I)			1,369,140	24,233,778

Soft Drinks 6.52%				42,403,131
Coca-Cola Co.			510,900	25,463,256
PepsiCo, Inc.			298,500	16,939,875

Specialty Chemicals 3.02%				19,650,834
Ecolab, Inc.			473,400	19,650,834

Specialty Stores 4.93%				32,064,686
Staples, Inc.			1,525,437	32,064,686

Systems Software 7.21%				46,911,117
Microsoft Corp.			866,850	20,388,312
Oracle Corp.			1,198,500	26,522,805

Trading Companies & Distributors 2.09%				13,605,525
Fastenal Co. (L)			382,500	13,605,525

Short-term investments 7.01%				$45,608,817
(Cost $45,597,374)
Issuer		Rate	Shares	Value

Cash Equivalents 6.67%				43,408,828
John Hancock Collateral Investment Trust (T)(W)		0.4185% (Y)	4,336,156	43,408,828

		Maturity
Issuer, description	Rate	date	Par value	Value
U.S. Government Agency 0.34%				2,199,989
Federal Home Loan Bank,
Discount Note	0.0900%	08/03/09	2,200,000	2,199,989

Total investments (Cost $620,345,982)† 106.00%				$689,349,859

Other assets and liabilities, net (6.00%)				($39,034,983)

Total net assets 100.00%				$650,314,876

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (The Adviser).

(Y) The rate shown is the annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $636,895,765. Net unrealized appreciation aggregated $52,454,094, of which $102,494,818 related to appreciated investment securities and $50,040,724 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

3

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$101,438,399	-	-	$101,438,399
Consumer Staples	80,349,888	-	-	80,349,888
Energy	45,146,551	-	-	45,146,551
Financials	40,775,401	-	-	40,775,401
Health Care	113,140,122	-	-	113,140,122
Industrials	13,605,525	-	-	13,605,525
Information Technology	212,456,322	-	-	212,456,322
Materials	36,828,834	-	-	36,828,834
Short-term Investments	43,408,828	$2,199,989	-	45,608,817
Total Investments in Securities	$687,149,870	$2,199,989	-	$689,349,859

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

4

Sector risk
The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, technology companies can be hurt by economic declines, regulatory, market and other factors. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

5

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q3 7/09
9/09

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Classic Value Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Common stocks 98.67%	$2,241,661,571
(Cost $2,615,197,245)

Advertising 2.88%		65,309,750
Omnicom Group, Inc.	1,920,875	65,309,750

Aerospace & Defense 9.59%		217,743,177
Boeing Co.	1,800,375	77,254,091
L-3 Communications Holdings, Inc.	720,748	54,416,474
Northrop Grumman Corp.	1,930,745	86,072,612

Asset Management & Custody Banks 0.68%		15,548,988
State Street Corp.	309,125	15,548,988

Auto Parts & Equipment 3.65%		83,003,954
Magna International, Inc. (Class A)	1,628,806	83,003,954

Communications Equipment 5.17%		117,543,731
Alcatel-Lucent, SADR (I)	23,758,546	65,573,587
Motorola, Inc.	7,258,400	51,970,144

Computer Hardware 1.99%		45,185,397
Dell, Inc. (I)	3,377,085	45,185,397

Consumer Finance 1.67%		38,025,051
Capital One Financial Corp.	1,238,601	38,025,051

Department Stores 3.63%		82,389,397
J.C. Penney Co., Inc.	2,732,650	82,389,397

Diversified Banks 2.08%		47,249,354
Comerica, Inc.	1,981,936	47,249,354

Diversified Capital Markets 3.16%		71,678,468
UBS AG (I)	4,862,854	71,678,468

Diversified Financial Services 6.72%		152,609,480
Bank of America Corp.	3,759,000	55,595,610
Citigroup, Inc.	15,324,802	48,579,622
JPMorgan Chase & Co.	1,253,150	48,434,248

Electronic Manufacturing Services 2.67%		60,729,978
Tyco Electronics, Ltd.	2,828,597	60,729,978

Health Care Distributors 4.60%		104,607,384
AmerisourceBergen Corp.	1,900,545	37,478,747
Cardinal Health, Inc.	2,015,875	67,128,637

Health Care Equipment 1.65%		37,568,920
Zimmer Holdings, Inc. (I)	806,200	37,568,920

Home Improvement Retail 1.44%		32,704,218
Home Depot, Inc. (L)	1,260,764	32,704,218

Household Appliances 2.46%		55,962,473
Whirlpool Corp. (L)	980,250	55,962,473

Integrated Oil & Gas 2.46%		55,810,863
BP PLC, SADR	1,115,325	55,810,863

John Hancock Classic Value Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value
Investment Banking & Brokerage 2.24%		50,784,863
Morgan Stanley	1,781,925	50,784,863

Leisure Products 1.28%		29,171,478
Mattel Inc.	1,659,356	29,171,478

Life & Health Insurance 4.65%		105,592,215
MetLife, Inc.	1,037,775	35,232,461
Torchmark Corp.	1,801,325	70,359,754

Managed Health Care 3.52%		79,906,529
Aetna, Inc.	1,180,850	31,847,525
WellPoint, Inc. (I)	912,975	48,059,004

Multi-Line Insurance 0.60%		13,527,984
Hartford Financial Services Group, Inc.	820,375	13,527,984

Multi-Utilities 3.34%		75,933,422
Sempra Energy (L)	1,278,750	67,044,863
Wisconsin Energy Corp.	206,855	8,888,559

Oil & Gas Equipment & Services 1.88%		42,619,408
BJ Services Co. (L)	3,005,600	42,619,408

Oil & Gas Exploration & Production 2.23%		50,684,813
Apache Corp.	603,750	50,684,813

Oil & Gas Refining & Marketing 0.96%		21,856,500
Valero Energy Corp.	1,214,250	21,856,500

Packaged Foods & Meats 4.09%		92,989,954
Kraft Foods, Inc.	1,593,675	45,164,750
Sara Lee Corp.	4,494,850	47,825,204

Personal Products 2.26%		51,400,822
Avon Products, Inc.	1,587,425	51,400,822

Pharmaceuticals 2.66%		60,317,577
Johnson & Johnson	599,700	36,515,733
Schering-Plough Corp.	897,844	23,801,844

Property & Casualty Insurance 4.81%		109,328,339
Allstate Corp.	3,171,850	85,354,483
Fidelity National Financial, Inc.	1,670,652	23,973,856

Regional Banks 1.78%		40,527,813
PNC Financial Services Group, Inc. (L)	1,105,505	40,527,813

Semiconductor Equipment 0.51%		11,543,040
Lam Research Corp. (I) (L)	384,000	11,543,040

Systems Software 5.36%		121,806,231
CA, Inc.	3,312,255	70,021,071
Microsoft Corp.	2,201,750	51,785,160

John Hancock Classic Value Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

Short-term investments 4.02%			$91,259,305
(Cost $91,218,262)
	Rate	Shares	Value
Cash Equivalents 3.09%			70,121,305
John Hancock Collateral Investment Trust (T) (W)	0.4185% (Y)	7,004,496	70,121,305

		Par value	Value
Joint Repurchase Agreement 0.93%			21,138,000
Repurchase Agreement with State Street Corp. dated 7-31-09 at 0.05% to be repurchased at $21,138,088 on 8-3-09, collateralized by $21,780,000 Federal
National Mortgage Association, 4.72% due 1-22-18 (valued at $21,562,200,
including interest)		21,138,000	21,138,000

Total investments (Cost $2,706,415,507)† 102.69%		$2,332,920,876

Other assets and liabilities, net (2.69%)			($61,181,386)

Total net assets 100.00%		$2,271,739,490

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is the annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $2,708,429,020. Net unrealized depreciation aggregated $375,508,144, of which $225,712,333 related to appreciated investment securities and $601,220,477 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Coporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

4

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009, by major security category or security type.

Investments in
Securities	Level 1	Level 2	Level 3	Totals
Consumer Discretionary	$348,541,270	-	-	$348,541,270
Consumer Staples	144,390,776	-	-	144,390,776
Energy	170,971,584	-	-	170,971,584
Financials	644,872,555	-	-	644,872,555
Health Care	282,400,410	-	-	282,400,410
Industrials	217,743,177	-	-	217,743,177
Information Technology	356,808,377	-	-	356,808,377
Utilities	75,933,422	-	-	75,933,422
Short-term Investments	70,121,305	$21,138,000	-	91,259,305
Totals Investments in
Securities	$2,311,782,876	$21,138,000	-	$2,332,920,876

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

5

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risk and uncertainties

Sector risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

6

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009